Pensions and Other Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Retirement Plans
Components of net periodic benefit cost
Service cost	$ 5	$ 2	$ 10	$ 4	$ 8	$ 7	$ 6
Interest cost	7	1	10	2	4	2	3
Recognized actuarial losses (gain)					(4)	(6)	(5)
Curtailments and settlements					0	0	1
Expected return on plan assets	(7)	0	(10)	0	(1)	0	0
Net periodic benefit cost	$ 5	$ 4	$ 10	$ 8	15	15	15
Other Benefit Plans
Components of net periodic benefit cost
Service cost					0	0	0
Interest cost					0	1	0
Recognized actuarial losses (gain)					0	1	0
Curtailments and settlements					0	0	0
Expected return on plan assets					0	0	0
Net periodic benefit cost					$ 0	$ 0	$ 0